PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Components of net periodic pension benefit cost (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost	Rp 1,680		Rp 1,449	Rp 1,176
Defined benefit plan actuarial (gain) losses - net of tax	1,955	$ 136	(3,596)	(2,109)
Periodic pension benefit cost
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost	1,137		804	840
The company | Funded pension
Disclosure of defined benefit plans [line items]
Service cost	269		260	259
Plan administrative costs	60		61	63
Net interest cost	354		161	76
Additional welfare benefits	80		80
Net periodic pension benefit cost	763		562	398
Amount charged to subsidiaries under contractual agreements	(31)		(17)	(36)
Net periodic pension benefit cost	732		545	362
Experience adjustments	340		(356)	677
Changes in financial assumptions	1,122		(2,190)	(1,952)
Changes in demographic assumptions			(195)	(239)
Return on plan assets (excluding amount included in net interest expense)	(339)		(201)	398
Defined benefit plan actuarial (gain) losses - net of tax	Rp 1,123		Rp (2,942)	Rp (1,116)
Discount rate	7.00%	7.00%	6.50%	7.25%
Rate of compensation increases	8.00%	8.00%	8.00%	8.00%